Taxes (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Cumulative net operating loss | $			$ 1,300,000
Interest and penalties	¥ 0	¥ 0
Unrecognized uncertain tax positions		¥ 0		¥ 0
HONG KONG
Tax rate	16.50%
SINGAPORE
Income tax, description	Fe-da Electronics is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately $7,000) taxable income and 50% of the next SGD 190,000 (approximately $137,000) taxable income are exempted from income tax.
CHINA
Income tax, description	Korgas 233, Korgas Weidong and Kashi Guoyu were formed and registered in Korgas and Kashi in Xinjiang Provence, China in 2017, 2020 and 2021. These companies are not subject to income tax for 5 years and can obtain another two years of tax exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.